CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income for the year	$ 26,085	$ 40,809
Adjustments for:
Share of net income related to joint venture	(31,670)	(46,517)
Impairment reversal on investment in joint venture	0	(7,631)
Impairment of exploration and evaluation assets	0	1,628
Depreciation	143	146
Share-based compensation	6,164	1,646
Finance income	(6,255)	(1,036)
Finance expense	17	5,642
Unrealized foreign exchange gain (loss)	7	(1)
Operating cash flow before working capital changes	(5,509)	(5,314)
Change in non-cash working capital	1,875	7,098
Cash (used in) provided by operating activities	(3,634)	1,784
Investing activities:
Interest received	2,899	1,036
Expenditures on property, plant and equipment	(35)	(4)
Cash provided by investing activities	2,864	1,032
Financing activities:
Shares issued for cash on exercise of stock options	19	0
Lease payments	(127)	(130)
Cash used in financing activities	(108)	(130)
Impact of foreign exchange on cash and cash equivalents	37	(96)
(Decrease) increase in cash and cash equivalents during the year	(841)	2,590
Cash and cash equivalents, beginning of year	56,111	53,521
Cash and cash equivalents, end of year	$ 55,270	$ 56,111